UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Roundhill Ball Metaverse ETF
METV (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Ball Metaverse ETF	$32	0.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$300,088,054
Number of Holdings	42
Portfolio Turnover	21%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
ROBLOX Corp.	8.0%
CI Galaxy Solana ETF	6.3%
Apple, Inc.	6.1%
CI Galaxy Ethereum ETF	6.0%
NVIDIA Corp.	4.2%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.5%
Microsoft Corp.	3.4%
QUALCOMM, Inc.	3.2%
Mount Vernon Liquid Assets Portfolio, LLC*	8.8%
*	Investment purchased with proceeds from securities lending

Top Sectors	(%)
Technology	52.1%
Communications	24.9%
Financial	4.1%
Consumer, Cyclical	3.4%
Consumer, Non-cyclical	0.8%
Cash & Other	14.7%

Industry	(%)
Software	26.5%
Internet	22.7%
Semiconductors	19.5%
Computers	6.1%
Diversified Financial Services	4.1%
Media	2.2%
Home Furnishings	1.5%
Toys/Games/Hobbies	1.4%
Commercial Services	0.8%
Cash & Other	15.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ball Metaverse ETF	PAGE 1	TSR-SAR-53656F417

Roundhill Cannabis ETF
WEED (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Cannabis ETF	$0	0.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,742,607
Number of Holdings	8
Portfolio Turnover	13%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Green Thumb Industries, Inc.	42.3%
Trulieve Cannabis Corp.	25.6%
Curaleaf Holdings, Inc.	18.0%
Cresco Labs, Inc.	9.0%
Verano Holdings Corp.	5.2%
First American Government Obligations Fund	4.3%
United States Treasury Bill*	133.7%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Consumer, Non-cyclical	18.0%
Cash & Other	82.0%

Industry	(%)
Pharmaceuticals	18.0%
Cash & Other	82.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Cannabis ETF	PAGE 1	TSR-SAR-53656F128

Roundhill Magnificent Seven ETF
MAGS (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of April 22, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Magnificent Seven ETF	$15	0.29%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,365,084,108
Number of Holdings	24
Portfolio Turnover	8%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	15.1%
Alphabet, Inc.	14.7%
Meta Platforms, Inc.	14.6%
Amazon.com, Inc.	14.5%
Apple, Inc.	14.1%
Microsoft Corp.	14.1%
Tesla, Inc.	12.6%
First American Government Obligations Fund	6.9%
United States Treasury Bill*	110.9%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Communications	15.5%
Technology	13.4%
Consumer, Cyclical	2.9%
Cash & Other	68.2%

Industry	(%)
Internet	15.5%
Computers	6.1%
Semiconductors	4.0%
Software	3.3%
Auto Manufacturers	2.9%
Cash & Other	68.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Magnificent Seven ETF	PAGE 1	TSR-SAR-53656G498

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Magnificent Seven ETF	PAGE 2	TSR-SAR-53656G498

Roundhill Sports Betting & iGaming ETF
BETZ (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Sports Betting & iGaming ETF	$42	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$84,047,147
Number of Holdings	31
Portfolio Turnover	4%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Flutter Entertainment PLC	9.2%
Lottomatica Group SpA	7.9%
Betsson AB	6.7%
DraftKings, Inc.	6.5%
Super Group SGHC Ltd.	6.2%
Entain PLC	5.6%
OPAP SA	5.4%
Genius Sports, Ltd.	4.9%
Sportradar Group AG	4.9%
Mount Vernon Liquid Assets Portfolio, LLC*	18.8%
*	Investment purchased with proceeds from securities lending

Top Ten Countries	(%)
United States	52.3%
Sweden	11.4%
United Kingdom	10.5%
Australia	8.2%
Italy	7.9%
Guernsey	6.2%
Greece	5.6%
Switzerland	4.9%
France	2.9%
Cash & Other	-9.9%

Top Sectors	(%)
Consumer, Cyclical	95.8%
Communications	2.4%
Cash & Other	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Sports Betting & iGaming ETF	PAGE 1	TSR-SAR-53656F789

Roundhill Video Games ETF
NERD (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Video Games ETF	$29	0.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$25,917,162
Number of Holdings	35
Portfolio Turnover	13%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Nintendo Co. Ltd.	13.1%
AppLovin Corp.	10.6%
ROBLOX Corp.	7.6%
Take-Two Interactive Software, Inc.	5.3%
Electronic Arts, Inc.	4.7%
Capcom Co. Ltd.	3.1%
Konami Group Corp.	2.9%
Bandai Namco Holdings, Inc.	2.8%
Nexon Co. Ltd.	2.6%
Mount Vernon Liquid Assets Portfolio, LLC*	9.6%
*	Investment purchased with proceeds from securities lending

Top Ten Countries	(%)
United States	40.6%
Japan	37.0%
South Korea	16.9%
Sweden	6.7%
Poland	2.5%
Singapore	2.0%
United Kingdom	1.9%
France	1.8%
Cash & Other	-9.4%

Top Sectors	(%)
Technology	77.2%
Consumer, Cyclical	15.9%
Communications	6.4%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Video Games ETF	PAGE 1	TSR-SAR-53656F706

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETFs
Roundhill Ball Metaverse ETF (METV)
Roundhill Cannabis ETF (WEED)
Roundhill Magnificent Seven ETF (MAGS)
Roundhill Sports Betting & iGaming ETF (BETZ)
Roundhill Video Games ETF (NERD)
Financial Statements & Additional Information
June 30, 2025 (Unaudited)

Roundhill Ball Metaverse ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.3%
Apparel - 0.5%
NIKE, Inc. - Class B	22,268	$1,581,919
Commercial Services - 0.8%
Block, Inc.(a)	37,210	2,527,675
Computers - 6.1%
Apple, Inc.	88,501	18,157,750
Diversified Financial Services - 4.1%
Circle Internet Group, Inc.(a)(b)	15,961	2,893,570
Coinbase Global, Inc. - Class A(a)	26,731	9,368,948
		12,262,518
Home Furnishings - 1.5%
Sony Group Corp.	178,100	4,599,072
Internet - 22.7%
Alibaba Group Holding Ltd.	348,200	4,870,364
Alphabet, Inc. - Class A	64,365	11,343,044
Amazon.com, Inc.(a)	35,916	7,879,611
Baidu, Inc. - ADR(a)(b)	77,899	6,680,618
Meta Platforms, Inc. - Class A	14,142	10,438,069
NAVER Corp.	25,793	5,016,792
Sea, Ltd. - ADR - ADR(a)	55,523	8,880,349
Snap, Inc. - Class A(a)(b)	475,289	4,130,262
Tencent Holdings Ltd.	138,500	8,874,586
		68,113,695
Media - 2.2%
Walt Disney Co.	52,501	6,510,649
Semiconductors - 19.5%
Advanced Micro Devices, Inc.(a)	39,470	5,600,793
ARM Holdings PLC - ADR(a)(b)	35,120	5,680,309
ASML Holding NV(b)	5,550	4,447,714
Intel Corp.	240,522	5,387,693
NVIDIA Corp.	80,305	12,687,387
QUALCOMM, Inc.	61,003	9,715,338
Samsung Electronics Co. Ltd.	49,270	2,183,125
Skyworks Solutions, Inc.	50,251	3,744,704
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	39,897	9,036,272
		58,483,335
Software - 26.5%(c)
Adobe, Inc.(a)	11,661	4,511,408
Akamai Technologies, Inc.(a)	45,218	3,606,588
Autodesk, Inc.(a)	20,716	6,413,052
Cloudflare, Inc. - Class A(a)	20,174	3,950,674
Electronic Arts, Inc.	26,013	4,154,276
Krafton, Inc.(a)	14,476	3,893,589
Microsoft Corp.	20,628	10,260,574
NetEase, Inc. - ADR	21,022	2,829,141

	Shares	Value
ROBLOX Corp. - Class A(a)(b)	229,299	$24,122,255
Take-Two Interactive Software, Inc.(a)	27,174	6,599,206
Unity Software, Inc.(a)(b)	384,671	9,309,038
		79,649,801
Toys/Games/Hobbies - 1.4%
Nintendo Co. Ltd.	42,400	4,074,298
TOTAL COMMON STOCKS (Cost $199,993,839)		255,960,712
EXCHANGE TRADED FUNDS - 14.3%
CI Galaxy Bitcoin ETF(a)	291,442	5,831,754
CI Galaxy Ethereum ETF(a)	1,612,683	18,078,177
CI Galaxy Solana ETF(a)	1,591,205	19,014,900
TOTAL EXCHANGE TRADED FUNDS (Cost $35,718,242)		42,924,831
	Units
SHORT-TERM INVESTMENTS - 9.2%
Investments Purchased with Proceeds from Securities Lending - 8.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(d)	26,285,492	26,285,492
	Shares
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.25%(d)	1,431,828	1,431,828
TOTAL SHORT-TERM INVESTMENTS (Cost $27,717,320)		27,717,320
TOTAL INVESTMENTS - 108.8% (Cost $263,429,401)		$326,602,863
Liabilities in Excess of Liabilities - (8.8)%		(26,514,809)
TOTAL NET ASSETS - 100.0%		$300,088,054

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $25,561,908.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

Roundhill Ball Metaverse ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$255,960,712	$—	$—	$255,960,712
Exchange Traded Funds	42,924,831	—	—	42,924,831
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	26,285,492
Money Market Funds	1,431,828	—	—	1,431,828
Total Investments	$300,317,371	$—	$—	$326,602,863

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $26,285,492 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

Canada	$42,924,831	14.3%
China	23,254,709	7.7
South Korea	11,093,506	3.7
Taiwan	9,036,272	3.0
Singapore	8,880,349	3.0
Japan	8,673,370	2.9
United Kingdom	5,680,309	1.9
Netherlands	4,447,714	1.5
United States	212,611,803	70.8
Liabilities in Excess of Other Assets	(26,514,809)	(8.8)
	$300,088,054	100.0%

The accompanying notes are an integral part of these financial statements.

2

Roundhill Cannabis ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 18.0%
Pharmaceuticals - 18.0%
Curaleaf Holdings, Inc.(a)	800,266	$674,464
TOTAL COMMON STOCKS (Cost $1,106,607)		674,464
	Shares
SHORT-TERM INVESTMENTS - 138.0%
Money Market Funds - 4.3%
First American Government Obligations Fund - Class X, 4.25%(b)	159,315	159,315
	Par
U.S. Treasury Bills - 133.7%
4.22%, 07/01/2025(c)	$2,808,000	2,808,000
4.14%, 07/31/2025(c)	2,205,000	2,197,425
		5,005,425
TOTAL SHORT-TERM INVESTMENTS (Cost $5,164,740)		5,164,740
TOTAL INVESTMENTS - 156.0% (Cost $6,271,347)		$5,839,204
Liabilities in Excess of Other Assets - (56.0)%		(2,096,597)
TOTAL NET ASSETS - 100.0%		$3,742,607

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

Roundhill Cannabis ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	$337,986	$0
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	1,582,483	0
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	957,877	0
Verano Holdings Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	08/01/2025	194,689	0
Net Unrealized Appreciation (Depreciation)							$0

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$674,464	$ —	$ —	$674,464
Money Market Funds	159,315	—	—	159,315
U.S. Treasury Bills	—	5,005,425	—	5,005,425
Total Investments	$833,779	$5,005,425	$—	$5,839,204
Other Financial Instruments:
Total Return Swaps*	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

Roundhill Magnificent Seven ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 31.8%
Auto Manufacturers - 2.9%
Tesla, Inc.(a)	210,920	$67,000,847
Computers - 6.1%
Apple, Inc.	705,046	144,654,288
Internet - 15.5%
Alphabet, Inc. - Class A	771,839	136,021,187
Amazon.com, Inc.(a)	572,258	125,547,683
Meta Platforms, Inc. - Class A	140,850	103,959,976
		365,528,846
Semiconductors - 4.0%
NVIDIA Corp.	601,055	94,960,680
Software - 3.3%
Microsoft Corp.	157,986	78,583,816
TOTAL COMMON STOCKS (Cost $741,299,169)		750,728,477
SHORT-TERM INVESTMENTS - 117.8%
Money Market Funds - 6.9%
First American Government Obligations Fund - Class X, 4.23%(b)	164,042,086	164,042,086
	Par
U.S. Treasury Bills - 110.9%
4.22%, 07/01/2025(c)	$1,303,716,000	1,303,716,000
4.14%, 07/31/2025(c)	1,323,234,000	1,318,688,140
		2,622,404,140
TOTAL SHORT-TERM INVESTMENTS (Cost $2,786,446,226)		2,786,446,226
TOTAL INVESTMENTS - 149.6% (Cost $3,527,745,395)		$3,537,174,703
Liabilities in Excess of Other Assets - (49.6)%		(1,172,090,595)
TOTAL NET ASSETS - 100.0%		$2,365,084,108

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

Roundhill Magnificent Seven ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	$43,108,501	$2,193,296
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	169,032,767	(8,018,342)
Amazon.com, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	44,301,642	2,496,948
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	173,597,164	7,055,426
Apple, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	38,145,617	649,050
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	149,495,684	(18,613,412)
Meta Platforms, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	64,260,330	9,200,740
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	176,613,866	44,074,555
Microsoft Corp.	Goldman Sachs	Receive	OBFR + 1.00%	Termination	02/17/2026	51,909,708	5,309,107
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	203,519,778	24,432,871
NVIDIA Corp.	Goldman Sachs	Receive	OBFR + 1.20%	Termination	02/17/2026	53,384,663	7,731,998
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	209,290,143	45,068,867
Tesla, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/17/2026	53,162,942	2,127,634
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	177,154,217	19,096,358
Net Unrealized Appreciation (Depreciation)							$142,805,096

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$750,728,477	$—	$—	$750,728,477
Money Market Funds	164,042,086	—	—	164,042,086
U.S. Treasury Bills	—	2,622,404,140	—	2,622,404,140
Total Investments	$914,770,563	$2,622,404,140	$—	$3,537,174,703
Other Financial Instruments:
Total Return Swaps*	$166,594,504	$—	$—	$166,594,504
Total Other Financial Instruments	$166,594,504	$—	$—	$166,594,504
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$(23,789,408)	$—	$—	$(23,789,408)
Total Other Financial Instruments	$(23,789,408)	$—	$—	$(23,789,408)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

Roundhill Sports Betting & iGaming ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Entertainment - 92.2%(a)
Betsson AB	267,886	$5,618,905
Caesars Entertainment, Inc.(b)	49,023	1,391,763
Churchill Downs, Inc.(c)	29,973	3,027,273
Codere Online Luxembourg SA(b)	54,264	460,701
DraftKings, Inc. - Class A(b)(c)	127,694	5,476,796
Entain PLC	381,103	4,705,427
Evoke PLC(b)	904,830	779,919
Evolution AB(d)	49,962	3,940,175
FDJ UNITED(d)	61,546	2,405,777
Flutter Entertainment PLC(b)(c)	26,974	7,708,090
Genius Sports, Ltd.(b)	395,519	4,113,398
Intralot SA-Integrated Information Systems & Gaming Services(b)	139,457	189,893
Kambi Group PLC(b)	53,173	761,575
Light & Wonder, Inc.(b)(c)	20,944	2,016,069
Lottery Corp. Ltd.	1,065,813	3,722,907
Lottomatica Group SpA	239,501	6,623,599
OPAP SA	202,125	4,567,327
Penn Entertainment, Inc.(b)	85,801	1,533,264
Playtech PLC	368,894	1,900,734
Rush Street Interactive, Inc.(b)(c)	250,467	3,731,958
Sportradar Group AG - Class A(b)(c)	145,696	4,091,144
Super Group SGHC Ltd.(c)	475,126	5,212,132
Tabcorp Holdings Ltd.	5,004,430	2,344,955
Tokyotokeiba Co. Ltd.	34,000	1,123,957
		77,447,738
Internet - 2.4%
Better Collective AS(b)	43,538	598,908
Gambling.com Group Ltd.(b)	47,903	569,567
Jumbo Interactive Ltd.	125,846	808,238
		1,976,713
Lodging - 3.6%
Boyd Gaming Corp.	15,202	1,189,253
MGM Resorts International(b)	54,239	1,865,279
		3,054,532
TOTAL COMMON STOCKS (Cost $72,635,853)		82,478,983
	Units
SHORT-TERM INVESTMENTS - 19.1%
Investments Purchased with Proceeds from Securities Lending - 18.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(e)	15,832,886	15,832,886

	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.23%(e)	239,495	$239,495
TOTAL SHORT-TERM INVESTMENTS (Cost $16,072,381)		16,072,381
TOTAL INVESTMENTS - 117.3% (Cost $88,708,234)		$98,551,364
Liabilities in Excess of Other Assets - (17.3)%		(14,504,217)
TOTAL NET ASSETS - 100.0%		$84,047,147

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $15,681,022.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $6,345,952 or 7.6% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

Roundhill Sports Betting & iGaming ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$82,478,983	$—	$—	$82,478,983
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	15,832,886
Money Market Funds	239,495	—	—	239,495
Total Investments	$82,718,478	$—	$—	$98,551,364

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $15,832,886 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

Sweden	$9,559,080	11.4%
United Kingdom	8,818,825	10.5
Australia	6,876,100	8.2
Italy	6,623,599	7.9
Guernsey	5,212,132	6.2
Greece	4,757,220	5.6
Switzerland	4,091,144	4.9
France	2,405,777	2.9
IM	1,900,734	2.3
Japan	1,123,957	1.3
Gibraltar	779,919	0.9
Malta	761,575	0.9
Denmark	598,908	0.7
Jersey	569,567	0.7
Luxembourg	460,701	0.6
United States	44,012,126	52.3
Liabilities in Excess of Other Assets	(14,504,217)	(17.3)
	$84,047,147	100.0%

The accompanying notes are an integral part of these financial statements.

8

Roundhill Video Games ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Internet - 6.4%
NCSoft Corp.	3,913	$598,722
Webzen, Inc.	41,961	457,044
Wemade Co. Ltd.(a)	24,030	608,940
		1,664,706
Software - 77.2%(b)
AppLovin Corp. - Class A(a)	7,839	2,744,277
Capcom Co. Ltd.	23,800	812,803
CD Projekt SA	8,427	654,805
COLOPL, Inc.	125,700	467,312
Com2uS Corp.	15,235	467,910
DeNA Co. Ltd.	21,300	394,016
Electronic Arts, Inc.	7,633	1,218,990
Embracer Group AB(a)	36,273	410,899
Everplay Group PLC	116,548	504,689
GREE Holdings, Inc.	118,000	425,615
GungHo Online Entertainment, Inc.	22,900	437,802
IGG, Inc.	914,000	512,306
Kakao Games Corp.(a)	41,827	592,570
Koei Tecmo Holdings Co. Ltd.	27,000	440,389
Konami Group Corp.	4,700	742,362
Krafton, Inc.(a)	2,232	600,338
MIXI, Inc.	18,900	455,343
Modern Times Group MTG AB - Class B(a)	39,014	491,236
Netmarble Corp.(c)	11,593	532,577
Nexon Co. Ltd.	33,100	666,835
Paradox Interactive AB	21,357	425,778
Pearl Abyss Corp.(a)	16,346	512,326
ROBLOX Corp. - Class A(a)(d)	18,695	1,966,714
Square Enix Holdings Co. Ltd.	8,300	620,295
Stillfront Group AB(a)	584,527	417,984
Take-Two Interactive Software, Inc.(a)	5,695	1,383,031
Ubisoft Entertainment SA(a)	41,116	453,005
Unity Software, Inc.(a)(d)	26,453	640,163
		19,992,370
Toys/Games/Hobbies - 15.9%
Bandai Namco Holdings, Inc.	20,500	733,881
Nintendo Co. Ltd.	35,300	3,392,046
		4,125,927
TOTAL COMMON STOCKS (Cost $18,103,008)		25,783,003

	Units	Value
SHORT-TERM INVESTMENTS - 9.9%
Investments Purchased with Proceeds from Securities Lending - 9.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(e)	2,476,764	$2,476,764
	Shares
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23%(e)	100,727	100,727
TOTAL SHORT-TERM INVESTMENTS (Cost $2,577,491)		2,577,491
TOTAL INVESTMENTS - 109.4% (Cost $20,680,499)		$28,360,494
Liabilities in Excess of Other Assets - (9.4)%		(2,443,332)
TOTAL NET ASSETS - 100.0%		$25,917,162

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $532,577 or 2.1% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $2,413,047.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

Roundhill Video Games ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$25,783,003	$—	$—	$25,783,003
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,476,764
Money Market Funds	100,727	—	—	100,727
Total Investments	$25,883,730	$—	$—	$28,360,494

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,476,764 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

United States	$10,530,666	40.6%
Japan	9,588,699	37.0
South Korea	4,370,427	16.9
Sweden	1,745,897	6.7
Poland	654,805	2.5
Singapore	512,306	2.0
United Kingdom	504,689	1.9
France	453,005	1.8
Liabilities in Excess of Other Assets	(2,443,332)	(9.4)
	$25,917,162	100.0%

The accompanying notes are an integral part of these financial statements.

10

Roundhill ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
ASSETS:
Investments, at value	$326,602,863	$5,839,204	$3,537,174,703	$98,551,364	$28,360,494
Receivable for investments sold	6,163,652	—	203,627,448	1,333,163	—
Dividends receivable	136,373	749	175,481	16,564	24,767
Dividend tax reclaims receivable	14,972	—	—	27,124	1,247
Security lending income receivable	5,943	—	229	930	213
Foreign currency, at value	164	—	—	—	—
Unrealized appreciation on swap contracts	—	—	166,594,504	—	—
Receivable for fund Creations	—	—	17,194,491	—	664,545
Deposits at broker for swap contracts	—	200,000	—	—	—
Total assets	332,923,967	6,039,953	3,924,766,856	99,929,145	29,051,266
LIABILITIES:
Payable upon return of securities loaned	26,285,492	—	—	15,832,886	2,476,764
Payable for capital Redemptions	6,402,975	—	138,673,313	—	—
Payable to adviser	147,446	—	558,757	48,026	9,922
Payable for investments purchased	—	2,197,425	1,394,842,190	—	647,418
Payable for swap contracts	—	99,921	1,819,080	—	—
Unrealized depreciation on swap contracts	—	—	23,789,408	—	—
Payable to custodian foreign currency, at value	—	—	—	1,086	—
Total liabilities	32,835,913	2,297,346	1,559,682,748	15,881,998	3,134,104
NET ASSETS	$300,088,054	$3,742,607	$2,365,084,108	$84,047,147	$25,917,162
NET ASSETS CONSISTS OF:
Paid-in capital	$537,656,358	$8,621,751	$2,134,541,318	$226,092,522	$57,917,738
Total distributable earnings/ (accumulated losses)	(237,568,304)	(4,879,144)	230,542,790	(142,045,375)	(32,000,576)
Total net assets	$300,088,054	$3,742,607	$2,365,084,108	$84,047,147	$25,917,162
Net assets	$300,088,054	$3,742,607	$2,365,084,108	$84,047,147	$25,917,162
Shares issued and outstanding(a)	17,575,000	375,000	42,640,000	3,550,000	975,000
Net asset value per share	$17.07	$9.98	$55.47	$23.68	$26.58
COST:
Investments, at cost	$263,429,401	$6,271,347	$3,527,745,395	$88,708,234	$20,680,499
Foreign currency, at cost	$160	$—	$—	$—	$—
PROCEEDS:
Foreign currency proceeds	$—	$—	$—	$1,066	$—
LOANED SECURITIES:
at value (included in investments)	$25,561,908	$—	$—	$15,681,022	$2,413,047

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

Roundhill ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
INVESTMENT INCOME:
Dividend income	$782,606	$8,550	$2,252,741	$3,100,330	$380,486
Less: Dividend withholding taxes	(36,849)	—	—	(86,988)	(12,647)
Less: Issuance fees	(164)	—	—	—	—
Interest income	—	71,710	24,376,861	—	—
Securities lending income	17,161	—	8,101	6,022	741
Total investment income	762,754	80,260	26,637,703	3,019,364	368,580
EXPENSES:
Investment advisory fee	875,841	8,250	2,819,112	270,715	53,633
Total expenses	875,841	8,250	2,819,112	270,715	53,633
Expense reimbursement by Adviser	—	(8,250)	—	—	—
Net expenses	875,841	—	2,819,112	270,715	53,633
NET INVESTMENT INCOME/(LOSS)	(113,087)	80,260	23,818,591	2,748,649	314,947
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	7,545,957	(315,812)	16,396,702	(127,037)	(296,075)
In-kind redemptions	17,363,299	—	55,711,826	1,466,824	329,443
Swap contracts	—	(1,802,890)	(11,174,253)	—	—
Foreign currency translation	57,928	(1,023)	—	9,093	(2,954)
Net realized gain (loss)	24,967,184	(2,119,725)	60,934,275	1,348,880	30,414
Net change in unrealized appreciation (depreciation) on:
Investments	24,254,386	(161,162)	(1,611,273)	12,419,878	6,019,488
Swap contracts	—	—	22,748,168	—	—
Foreign currency translation	1,339	—	—	4,911	84
Net change in unrealized appreciation (depreciation)	24,255,725	(161,162)	21,136,895	12,424,789	6,019,572
Net realized and unrealized gain (loss)	49,222,909	(2,280,887)	82,071,170	13,773,669	6,049,986
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 49,109,822	$(2,200,627)	$105,889,761	$16,522,318	$6,364,933

The accompanying notes are an integral part of these financial statements.

12

Roundhill ETFs
Statements of Changes in Net Assets

	Roundhill Ball Metaverse ETF		Roundhill Cannabis ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(113,087)	$(92,367)	$80,260	$276,478
Net realized gain (loss)	24,967,184	27,079,146	(2,119,725)	(3,323,405)
Net change in unrealized appreciation (depreciation)	24,255,725	58,834,272	(161,162)	(270,981)
Net increase (decrease) in net assets from operations	49,109,822	85,821,051	(2,200,627)	(3,317,908)
CAPITAL TRANSACTIONS:
Creations	—	—	2,527,713	8,167,261
Redemptions	(79,806,047)	(218,689,045)	(1,561,791)	(3,067,929)
ETF transaction fees (See Note #4)	17,329	79,148	11,051	20,001
Net increase (decrease) in net assets from capital transactions	(79,788,718)	(218,609,897)	976,973	5,119,333
NET INCREASE (DECREASE) IN NET ASSETS	(30,678,896)	132,788,846	(1,223,654)	1,801,425
NET ASSETS:
Beginning of the period	330,766,950	463,555,796	4,966,261	3,164,836
End of the period	$ 300,088,054	$330,766,950	$3,742,607	$4,966,261
SHARES TRANSACTIONS
Creations	—	—	180,000	280,000
Redemptions	(5,350,000)	(17,250,000)	(110,000)	(80,000)
Total increase (decrease) in shares outstanding	(5,350,000)	(17,250,000)	70,000	200,000

The accompanying notes are an integral part of these financial statements.

13

Roundhill ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill Magnificent Seven ETF		Roundhill Sports Betting & iGaming ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$23,818,591	$14,192,480	$2,748,649	$255,482
Net realized gain (loss)	60,934,275	69,732,413	1,348,880	3,707,539
Net change in unrealized appreciation (depreciation)	21,136,895	127,552,008	12,424,789	3,783,600
Net increase (decrease) in net assets from operations	105,889,761	211,476,901	16,522,318	7,746,621
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(14,386,330)	—	(624,278)
Total distributions to shareholders	—	(14,386,330)	—	(624,278)
CAPITAL TRANSACTIONS:
Creations	1,448,524,668	1,950,485,723	2,656,170	—
Redemptions	(957,919,946)	(416,335,681)	(8,383,300)	(34,393,835)
ETF transaction fees (See Note #4)	—	—	—	—
Net increase (decrease) in net assets from capital transactions	490,604,722	1,534,150,042	(5,727,130)	(34,393,835)
NET INCREASE (DECREASE) IN NET ASSETS	596,494,483	1,731,240,613	10,795,188	(27,271,492)
NET ASSETS:
Beginning of the period	1,768,589,625	37,349,012	73,251,959	100,523,451
End of the period	$ 2,365,084,108	$1,768,589,625	$84,047,147	$73,251,959
SHARES TRANSACTIONS
Creations	28,630,000	39,970,000	125,000	—
Redemptions	(18,470,000)	(8,610,000)	(425,000)	(1,925,000)
Total increase (decrease) in shares outstanding	10,160,000	31,360,000	(300,000)	(1,925,000)

The accompanying notes are an integral part of these financial statements.

14

Roundhill ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill Video Games ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$314,947	$75,994
Net realized gain (loss)	30,414	2,266,485
Net change in unrealized appreciation (depreciation)	6,019,572	2,460,551
Net increase (decrease) in net assets from operations	6,364,933	4,803,030
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(343,050)
Total distributions to shareholders	—	(343,050)
CAPITAL TRANSACTIONS:
Creations	664,545	1,150,133
Redemptions	(1,043,790)	(6,528,435)
ETF transaction fees (See Note #4)	736	5,293
Net increase (decrease) in net assets from capital transactions	(378,509)	(5,373,009)
NET INCREASE (DECREASE) IN NET ASSETS	5,986,424	(913,029)
NET ASSETS:
Beginning of the period	19,930,738	20,843,767
End of the period	$ 25,917,162	$19,930,738
SHARES TRANSACTIONS
Creations	25,000	75,000
Redemptions	(50,000)	(400,000)
Total increase (decrease) in shares outstanding	(25,000)	(325,000)

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

		Investment Operations:			Less Distributions From:							Supplemental Data and Ratios:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments(c)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement(e)(f)	Ratio of Expenses to Average Net Assets After Expense Reimbursement(e)(f)	Ratio of Tax Expense to Average Net Assets(e)(f)	Ratio of Net Investment Income (Loss) to Average Net Assets(e)(f)	Portfolio Turnover Rate(d)(g)
Roundhill Ball Metaverse ETF
6/30/2025(h)	$14.43	(0.01)	2.65	2.64	—	—	—	—	0.00(i)	$17.07	18.34%	$300,088	0.59%	0.59%	—%	(0.08)%	21%
12/31/2024	$11.54	0.00(i)	2.89	2.89	—	—	—	—	0.00(i)	$14.43	25.05%	$330,767	0.59%	0.59%	0.00%(j)	(0.02)%	46%
12/31/2023	$7.21	0.02	4.33	4.35	(0.02)	—	(0.00)(i)	(0.02)	0.00(i)	$11.54	60.37%	$463,556	0.59%	0.59%	—%	0.19%	30%
12/31/2022	$15.17	0.01	(7.96)	(7.95)	(0.01)	—	(0.00)(i)	(0.01)	0.00(i)	$7.21	−52.44%	$370,242	0.60%	0.60%	—%	0.06%	47%
12/31/2021(k)	$15.07	(0.01)	0.10	0.09	—	—	—	—	0.01	$15.17	0.63%	$933,059	0.75%	0.75%	—%	(0.13)%	41%
Roundhill Cannabis ETF
6/30/2025(h)	$16.28	0.23	(6.56)	(6.33)	—	—	—	—	0.03	$9.98	−38.70%	$3,743	0.39%	—%	—%	3.79%	13%
12/31/2024	$30.14	1.61	(15.59)	(13.98)	—	—	—	—	0.12	$16.28	−45.98%	$4,966	0.39%	0.22%	—%	5.06%	—%
12/31/2023	$29.95	1.18	(0.99)	0.19	—	—	—	—	—	$30.14	0.71%	$3,165	0.48%	0.39%	—%	4.58%	—%
12/31/2022(l)	$76.60	0.45	(47.15)	(46.70)	—	—	—	—	0.05	$29.95	−60.93%	$1,496	0.75%	0.52%	—%	1.32%	65%
Roundhill Magnificent Seven ETF
6/30/2025(h)	$54.45	0.62	0.40	1.02	—	—	—	—	—	$55.47	1.86%	$2,365,084	0.29%	0.29%	—%	2.45%	8%
12/31/2024	$33.35	1.22	20.32	21.54	(0.43)	(0.01)	—	(0.44)	—	$54.45	64.59%	$1,768,590	0.29%	0.29%	—%	2.59%	40%
12/31/2023(m)	$24.77	0.67	8.05	8.72	(0.14)	(0.00)(i)	—	(0.14)	—	$33.35	35.21%	$37,349	0.29%	0.29%	—%	2.92%	81%
Roundhill Sports Betting & iGaming ETF
6/30/2025(h)	$19.03	0.77	3.88	4.65	—	—	—	—	—	$23.68	24.43%	$84,047	0.75%	0.75%	—%	7.61%	4%
12/31/2024	$17.41	0.05	1.73	1.78	(0.16)	—	—	(0.16)	—	$19.03	10.24%	$73,252	0.75%	0.75%	0.00%(j)	0.30%	20%
12/31/2023	$14.35	0.08	2.98	3.06	—	—	—	—	0.00(i)	$17.41	21.30%	$100,523	0.75%	0.75%	—%	0.46%	64%
12/31/2022	$24.88	0.07	(10.51)	(10.44)	(0.04)	—	(0.05)	(0.09)	—	$14.35	−41.99%	$118,028	0.75%	0.75%	—%	0.38%	43%
12/31/2021	$25.86	0.08	(1.06)	(0.98)	—	—	—	—	0.00(i)	$24.88	−3.78%	$290,507	0.75%	0.75%	—%	0.26%	52%
12/31/2020(n)	$15.41	0.11	10.41	10.52	(0.07)	—	(0.00)(i)	(0.07)	0.00(i)	$25.86	68.28%	$206,891	0.75%	0.75%	—%	0.92%	43%
Roundhill Video Games ETF
6/30/2025(h)	$19.93	0.32	6.33	6.65	—	—	—	—	0.00(i)	$26.58	33.37%	$25,917	0.50%	0.50%	—%	2.94%	13%
12/31/2024	$15.73	0.07	4.47	4.54	(0.34)	—	—	(0.34)	0.00(i)	$19.93	28.86%	$19,931	0.50%	0.50%	0.00%(j)	0.39%	30%
12/31/2023	$14.03	0.11	1.75	1.86	(0.17)	—	—	(0.17)	0.01	$15.73	13.35%	$20,844	0.50%	0.50%	—%	0.76%	17%
12/31/2022	$24.99	0.14	(11.01)	(10.87)	(0.10)	—	—	(0.10)	0.01	$14.03	−43.49%	$25,250	0.50%	0.50%	—%	0.78%	83%
12/31/2021	$30.09	0.05	(5.17)	(5.12)	(0.01)	—	—	(0.01)	0.03	$24.99	−16.93%	$62,475	0.50%	0.50%	—%	0.16%	52%
12/31/2020	$16.01	0.04	14.34	14.38	(0.10)	(0.22)	—	(0.32)	0.02	$30.09	89.88%	$73,717	0.50%	0.44%	—%	0.18%	93%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

16

Financial Highlights(Continued)
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Unaudited.
(i)	Amount represents less than $0.005 per share.
(j)	Amount represents less than 0.005%.
(k)	Inception date of the Fund was June 29, 2021.
(l)	Inception date of the Fund was April 19, 2022.
(m)	Inception date of the Fund was April 10, 2023.
(n)	Inception date of the Fund was June 3, 2020.
The accompanying notes are an integral part of these financial statements.

17

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. ORGANIZATION
Roundhill Ball Metaverse ETF (“METV”), Roundhill Cannabis ETF (“WEED”), Roundhill Magnificent Seven ETF (“MAGS”), Roundhill Sports Betting & iGaming ETF (“BETZ”), Roundhill Video Games ETF (“NERD”), (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
METV is a passively-managed ETF. METV’s objective is to track the performance, before fees and expenses, of the Ball Metaverse Index (the “METV Index”). The META Index tracks the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.
WEED is an actively managed ETF. WEED seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived there from.
MAGS is an actively managed ETF. MAGS pursues its investment objective by seeking investment exposure to the largest companies (“Underlying Issuers”) in technology industries, which includes automotive, technology hardware, e-commerce discretionary, internet media & services, semiconductors and software. MAGS offers exposure to Underlying Issuers primarily through the use of swap agreements and/or forward contracts, as well as equity securities issued by the Underlying Issuers.
BETZ is a passively-managed ETF. BETZ’s objective is to track the total return performance, before fees and expenses, of the Morningstar Sports Betting & iGaming Select Index (the “Index”). The Index tracks the performance of the common stock (or corresponding ADRs or GDRs) of domestic and foreign sports and online betting (a/k/a iGaming) companies. Sports betting and iGaming companies are broadly defined as companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome and/or in betting online in games of chance.
NERD is a passively-managed exchange-traded fund (“ETF”). NERD’s objective is to track the total return performance, before fees and expenses, of the Nasdaq CTA Global Video Games Software Index (the “NERD Index”). The NERD Index, which was developed and is maintained by both Nasdaq and the Consumer Technology Association, is a modified theme-adjusted free float market capitalization index designed to track the performance of the common stock (or corresponding depositary receipts) of exchange-listed companies engaged in video game publishing and/or video game development.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

18

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Share Transactions. The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at Roundhill Financial Inc. (“Roundhill” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments and Total Return Swap Contracts for a summary of the valuations as of June 30, 2025 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

19

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Distributions received from REITs may be classified as dividends, capital gains, or return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in

20

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2024, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2024, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At December 31, 2024, the Funds’ most recent fiscal year end, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdictions.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives. WEED and MAGS may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. For WEED, the amount of receivable/payable for open swap contracts represents the gain/loss amount accrued on swaps held at the June 30, 2025 monthly reset date that will be received/paid from/to the broker. For MAGS, the amount of receivable/payable for open swap contracts represents the gain/loss amount accrued on swaps held at the June 30, 2025 that will be received/paid from/to the broker.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swaps are gross settlement amounts.

21

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2025.
Roundhill Cannabis ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(99,921)	$ —	$(99,921)	$ —	$ —	$(99,921)

Roundhill Magnificent Seven ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$166,594,504	$ —	$166,594,504	$ —	$ —	$166,594,504
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(23,789,408)	$—	$(23,789,408)	$—	$—	$(23,789,408)

The average monthly notional amount of the swap contracts during the period ended June 30, 2025 was as follows:

Average Monthly Notional Amount of Swap Contracts
Roundhill Cannabis ETF	$3,518,142
Roundhill Magnificent Seven ETF	1,206,890,640

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2025::

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Payable for open swap contracts	$—	$99,921
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Unrealized appreciation on swap contracts/ Receivable/Payable for swap contracts	166,594,504	23,789,408

22

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended June 30, 2025:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Swap Contracts	$(1,802,890)	$—
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Swap Contracts	$(11,174,253)	$22,748,168

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at the following annual rates:

METV	0.59%
WEED	0.39%
MAGS	0.29%
BETZ	0.75%
NERD	0.50%

Fee Waiver Agreement. Effective July 1, 2024, the Adviser agreed to waive WEED’s unitary management fee and/or limit the Fund’s current expenses such that the Fund’s total annual fund operating expenses will not exceed 0.00% until at least July 1, 2025. The Adviser waived $8,250 during the period ended June 30, 2025 for a total of 0.39%. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates Exchange Traded Concepts, LLC as the Sub- Adviser from the management fee it receives.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee*	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

*	The minimum annual fee for MAGS is $20,000.

23

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of BETZ and METV are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Shares of WEED and MAGS are listed on the CBOE BZX Exchange, Inc. Shares of NERD are listed on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is as follows:

METV	$500
WEED	$300
MAGS	$300
BETZ	$500
NERD	$500

The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the

24

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

Fiscal Period Ended June 30, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
METV	$—	$—	$—
WEED	—	—	—
MAGS	—	—	—
BETZ	—	—	—
NERD	—	—	—

	Fiscal Year or Period Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
METV	$—	$—	$—
WEED	—	—	—
MAGS	14,386,330	—	—
BETZ	624,278	—	—
NERD	343,050	—	—

(1)	Ordinary income includes short-term capital gains.

25

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
At December 31, 2024, the Funds’ most recent fiscal year end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	METV	WEED	MAGS	BETZ	NERD
Federal Tax Cost of Investments	$312,184,192	$5,703,222	$1,659,286,407	$83,994,344	$20,430,600
Gross Tax Unrealized Appreciation	$65,515,979	$15,331	$18,521,667	$12,121,637	$4,801,037
Gross Tax Unrealized Depreciation	(37,324,681)	(286,312)	(12,004,416)	(16,476,885)	(4,959,798)
Net Tax Unrealized Appreciation (Depreciation)	28,191,298	(270,981)	6,517,251	(4,355,248)	(158,761)
Undistributed Ordinary Income.	—	—	180,746	127,488	—
Other Accumulated Gain (Loss)	(314,869,424)	(2,407,536)	117,955,032	(154,339,933)	(38,206,748)
Total Distributable Earnings / (Accumulated Losses)	$(286,678,126)	$(2,678,517)	$124,653,029	$(158,567,693)	$(38,365,509)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of passive foreign investment companies.
Under current tax law, certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Late-Year Losses	Post-October Losses
Roundhill Ball Metaverse ETF	$14,058	$ —
Roundhill Cannabis ETF	2,062,338	—
Roundhill Magnificent Seven ETF	—	—
Roundhill Sports Betting & iGaming ETF	—	—
Roundhill Video Games ETF	40,952	—

Under current tax law, net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
Roundhill Ball Metaverse ETF.	$125,182,923	$189,668,671
Roundhill Cannabis ETF.	—	345,198
Roundhill Magnificent Seven ETF.	—	—
Roundhill Sports Betting & iGaming ETF.	111,676,537	42,660,630
Roundhill Video Games ETF.	31,365,760	6,800,091

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from

26

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
METV.	$18,507,478	$(1,144,179)
WEED.	—	—
MAGS.	69,088,648	(13,376,822)
BETZ	2,083,187	(616,362)
NERD	389,628	(60,185)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2025 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
METV	$63,842,712	$79,319,747	$—	$64,697,912
WEED	641,519	101,634	—	—
MAGS	988,322,320	61,40,295	—	959,628,495
BETZ	4,244,256	2,856,952	2,563,057	8,336,193
NERD	3,001,354	2,862,651	535,418	846,779

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended June 30, 2025, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the

27

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of June 30, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
METV.	$25,561,908	$26,285,492
WEED.	—	—
MAGS.	—	—
BETZ.	15,681,022	15,832,886
NERD.	2,413,047	2,476,764

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
9. NEW ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

28

ROUNDHILL ETFs
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Sub-Advisory Agreements.
TAX INFORMATION
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Ball Metaverse ETF	0.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	4.04%
Roundhill Sports Betting & iGaming ETF	100.00%
Roundhill Video Games ETF	57.93%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

Roundhill Ball Metaverse ETF	0.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	4.00%
Roundhill Sports Betting & iGaming ETF	5.57%
Roundhill Video Games ETF	3.16%

For the fiscal year ended December 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Roundhill Ball Metaverse ETF	0.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	2.57%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Video Games ETF	0.00%

For the fiscal year ended December 31, 2024, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill Sports Betting & iGaming ETF	$938,363	$104,970
Roundhill Video Games ETF	182,832	22,685

29

ROUNDHILL ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS
Roundhill Video Games ETF
Roundhill Sports Betting & iGaming ETF
Roundhill Ball Metaverse ETF
Roundhill Cannabis ETF
Roundhill Magnificent Seven ETF
At meetings held on February 25, 2025 (the “February Meeting”) and March 5, 2025 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill Video Games ETF, Roundhill Sports Betting & iGaming ETF, Roundhill Ball Metaverse ETF, Roundhill Cannabis ETF and Roundhill Magnificent Seven ETF (each a “Fund” and together, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Funds.
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser and Sub-Adviser provided the Board with an overview of the Adviser’s and Sub-Advisor’s advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to each Fund by the Adviser and Sub-Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and Sub-Adviser’s oral presentation. The Board also considered the information it received throughout the year about each Fund and the Adviser and Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and Sub-Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable

30

ROUNDHILL ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS(Continued)
securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended December 31, 2024 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be each Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of each Fund’s performance compared with the funds in its Selected Peer Group.
Roundhill Video Games ETF, Roundhill Sports Betting & iGaming ETF and Roundhill Ball Metaverse ETF: The Board focused on the extent to which each index-based Fund achieved its investment objective as a passively-managed index fund and reviewed information regarding each Fund’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Roundhill Cannabis ETF: The Board noted that, for the one-year and since inception periods ended December 31, 2024, the Fund underperformed its benchmark, the North American Cannabis Net Total Return Index, and its broad-based benchmark, the Solactive GBS Global Markets All Cap USD Index Total Return. The Board further noted that, for the one-year period ended December 31, 2024, the Fund underperformed the average of its Peer Group. Lastly, the Board noted that for the one-year period ended December 31, 2024, the Fund was within the range of performance of its Selected Peer Group.
Roundhill Magnificent Seven ETF: The Board noted that, for the one-year and since inception periods ended December 31, 2024, the Fund significantly outperformed its broad-based benchmark, the Solactive GBS Global Markets All Cap USD Index Total Return. The Board further noted that, for the one-year period ended December 31, 2024, the Fund outperformed the average of its Peer Group and its Category Peer Group and also outperformed all funds in its Selected Peer Group.
Cost of Services to be Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report, and its Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
Roundhill Video Games ETF: The Board noted that the management fee for the Fund was slightly higher than the average but equal to the median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.

31

ROUNDHILL ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS(Continued)
Roundhill Sports Betting & iGaming ETF: The Board noted that the management fee for the Fund was higher than the median and average of its Peer Group. The Board also noted that the Fund’s management fee was higher than the management fee for the sole competitor in the Selected Peer Group.
Roundhill Ball Metaverse ETF: The Board noted that the management fee for the Fund was slightly higher than the average but equal to the median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Roundhill Cannabis ETF: The Board noted that the management fee for the Fund was lower than the median and average of its Peer Group. The Board also noted that the Fund’s management fee was at the lower end of the range of its Selected Peer Group.
Roundhill Magnificent Seven ETF: The Board noted that the management fee for the Fund was lower than the median and average of its Peer Group, and lower than the funds in its Selected Peer Group.
The Board noted that it would continue to monitor the Roundhill Sports Betting & iGaming ETF’s performance in light of its higher than average management fee to determine whether such management fee remained reasonable. The Board accordingly noted that each Fund’s unitary fee is reasonable.
Economies of Scale. The Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Funds. The Board reviewed and considered the performance by the Sub-Adviser of its responsibilities pursuant to the terms of the Sub-Advisory Agreement, including its responsibility for the day-to-day investment and reinvestment of the assets of each Fund consistent with its investment program, executing portfolio security trades for purchases and redemptions of each Fund’s shares, monitoring the portfolio for compliance with investment limitations and policies, applicable compliance policies and procedures, and applicable law, responsibility for periodic reporting to the Board, and implementation of Board directives as they relate to each Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and general responsiveness of the Sub-Adviser. The Board noted that it had received a copy of the Sub-Adviser’s registration on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser.
Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended December 31, 2024, as indicated above.
Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fees reflect an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to each Fund.

32

ROUNDHILL ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS(Continued)
The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would continue to monitor the Fund’s sub-advisory fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was identified by the Board as determinative of its decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

33

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	9/5/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/5/2025

* Print the name and title of each signing officer under his or her signature.